Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net revenue	$ 2,480	$ 2,875	$ 3,273
Income before taxes	71	150	265
Net income	29	109	$ 198
Statement of Financial Position [Abstract]
Total Assets	7,709	7,789
Total Liabilities	6,611	6,662
Total Equity	$ 1,098	$ 1,127